Write-Downs of Long-Lived Assets (Impairment Losses Write-Downs of Long-Lived Assets) (Detail) ¥ in Millions, Property in Millions		12 Months Ended
		Mar. 31, 2017 JPY (¥) Property	Mar. 31, 2016 JPY (¥) Property	Mar. 31, 2015 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 3,916	¥ 5,840	¥ 5,391
Write-downs due to decline estimated future cash flows, amount		5,218	7,608	29,496
Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 68	¥ 2,183	¥ 4,805
Write-downs of the assets held for sale, number of properties | Property		1	5	3
Write-downs due to decline estimated future cash flows, amount		¥ 1,239	¥ 5,855	¥ 9,172
Write-downs due to decline estimated future cash flows, number of properties | Property		5	6	6
Commercial Facilities Other Than Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 1,316	¥ 502	¥ 0
Write-downs of the assets held for sale, number of properties | Property		3	2	0
Write-downs due to decline estimated future cash flows, amount		¥ 2,082	¥ 1,559	¥ 3,832
Write-downs due to decline estimated future cash flows, number of properties | Property		5	3	3
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 317	¥ 780	¥ 0
Write-downs of the assets held for sale, number of properties | Property		1	1	0
Write-downs due to decline estimated future cash flows, amount		¥ 69	¥ 0	¥ 621
Write-downs due to decline estimated future cash flows, number of properties | Property		1	0	1
Land Undeveloped Or Under Construction Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0	¥ 22	¥ 586
Write-downs of the assets held for sale, number of properties | Property		0	1	4
Write-downs due to decline estimated future cash flows, amount		¥ 786	¥ 0	¥ 2,797
Write-downs due to decline estimated future cash flows, number of properties | Property		5	0	4
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	¥ 2,215	¥ 2,353	¥ 0
Write-downs due to decline estimated future cash flows, amount	[1]	¥ 1,042	¥ 194	¥ 13,074

[1]	For the "Others", the number of properties are omitted. Write-downs of long-lived assets for fiscal 2015 include write-downs of ¥7,737 million of golf courses. Write-downs of long-lived assets for fiscal 2016 include write-downs of ¥2,338 million of aircraft. Write-downs of long-lived assets for fiscal 2017 include write-downs of ¥1,156 million of aircraft.